Long-term Debt - Summary of Changes to Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of year	$ 1,884,182	$ 1,315,757
Proceeds from long-term debt	500,000	575,000
Business combinations	314,670	4,808
Repayment of long-term debt	(536,700)	(41,371)
Net increase in revolving facilities	261,783	25,242
Amortization of deferred financing fees	2,170	1,337
Effect of movements in exchange rates	(159,433)	41,322
Effect of movements in exchange rates - OCI hedge	136,209	(37,913)
Balance at end of year	$ 2,402,881	$ 1,884,182